Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Assumptions Used to Value the Share Options Granted to Employees
The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of May 25, 2018,	As of February 15, 2019,	As of October 15, 2020,	As of May 1, 2021,
	(date of inception)	(date of inception)	(date of inception)	(date of inception)
	Batch 1	Batch 2	Batch 3	Batch 4
Risk-free interest rate (%)	2.93	2.66	0.74	0.74
Volatility (%)	38.70	38.70	37.60	38.00
Expected exercise multiple	2.80	2.30	2.30	2.30
Dividend yield	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951	1.2951
Fair value of ordinary shares (RMB)	37.82	26.80	19.03	21.72

Summary of Option Activity under ESOP
A summary of option activity under the ESOP is as follows:

		Weighted
	Number of	average exercise	Weighted average	Aggregate Intrinsic
	options	price	Grant date fair value	Value
		RMB	RMB	RMB
Balance, May 25, 2018 (date of inception)	—	—	—	—

Granted	5,569,105	12	38

Balance, December 31, 2018	5,569,105	12	38	83,277,751

Granted	5,569,105	12	27
Exercised	—	—	—
Forfeited	(311,213)	—	34

Balance, December 31, 2019	10,826,997	12	32	209,536,040

Granted	8,353,658	12	19
Exercised	(600,014)	12	38
Forfeited	(69,914)	12	24

Balance, December 31, 2020	18,510,727	12	26	205,922,073

Granted	8,454,422	8	22
Exercised	(737,228)	11	30
Forfeited	(281,151)	9	22

Balance, December 31, 2021	25,946,770	8	25	45,454,271

Vested or expected to vest at December 31, 2021	24,030,153	8	26

Exercisable at December 31, 2021	4,816,748	8	33

Summary of Allocated Share-based Compensation Expense
For the years ended December 31, 2019, 2020 and 2021, the Company allocated share-based compensation expense as follows:

	For the year s ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenue	3,372,908	3,075,317	4,927,484	773,230
Sales and marketing	17,522,654	16,003,486	15,311,101	2,402,646
General and administrative	57,092,589	55,590,630	63,035,444	9,891,637
Research and development	4,277,840	4,085,395	4,360,806	684,306

	82,265,991	78,754,828	87,634,835	13,751,819